Allowance for Loan Losses - Past Due Information of Loan Portfolio by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Impaired [Line Items]
Total Past Due Loans	$ 3,536	$ 2,174
Current Loans	354,414	367,796
Total Loans	357,950	369,970	$ 356,871	$ 341,829	$ 320,132
Accruing Loans 90 or More Days Past Due	0	0
Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	614	1,130
Loans 90 Days or More Past Due and Non - Accrual [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	2,922	1,044
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	2,088	273
Current Loans	128,910	130,361
Total Loans	130,998	130,634
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Commercial [Member] | Loans 90 Days or More Past Due and Non - Accrual [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	2,088	273
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	14	47
Current Loans	23,029	31,094
Total Loans	23,043	31,141
Accruing Loans 90 or More Days Past Due	0	0
Other Real Estate Construction [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	14
Other Real Estate Construction [Member] | Loans 90 Days or More Past Due and Non - Accrual [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	0	47
Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Current Loans	7,600	7,805
Total Loans	7,600	7,805
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	1,078	1,496
Current Loans	70,044	74,908
Total Loans	71,122	76,404
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Residential [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	326	890
Real Estate - Residential [Member] | Loans 90 Days or More Past Due and Non - Accrual [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	752	606
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	139	218
Current Loans	51,077	52,323
Total Loans	51,216	52,541
Accruing Loans 90 or More Days Past Due	0	0
Home Equity [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	57	100
Home Equity [Member] | Loans 90 Days or More Past Due and Non - Accrual [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	82	118
Other Loans [Member]
Financing Receivable Impaired [Line Items]
Current Loans	1,939	2,110
Total Loans	1,939	2,110
Accruing Loans 90 or More Days Past Due	0	0
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	190	54
Current Loans	58,885	57,122
Total Loans	59,075	57,176
Accruing Loans 90 or More Days Past Due	0	0
Commercial Loan [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	190	54
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	27	86
Current Loans	12,930	12,073
Total Loans	12,957	12,159
Accruing Loans 90 or More Days Past Due	0	0
Consumer Loans [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	$ 27	$ 86